Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax rate	26.50%	26.50%	25.00%
Increase in tax rate	1.50%
Accumulated loss carry forwards	$ 1,275
Net change in valuation allowance	4	$ (33)
Capital loss carryforward carrid forward	203
Taxation of the subsidiaries
Temporary deferred income tax differences	5,816
Unrecognized deferred tax liability associated with temporary differences	291
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits that would, if recognized, affect the effective tax rate	375	$ 341	$ 1,030
Amount that may be recognized by the end of the year	103
UK Subsidiaries [Member]
Accumulated loss carry forwards	1,687
US Subsidiary [Member]
Accumulated loss carry forwards	327
Bulgaria Subsidiary [Member]
Accumulated loss carry forwards	$ 85
Foreign Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2008
Foreign Tax Authority [Member] | Latest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2014
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2012
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2014
Development Zone A [Member]
Income Tax Uncertainties [Abstract]
Uniform corporate tax rate	9.00%
Israel [Member]
Increase in deferred taxes, recognized in deferred tax income	$ 223
Income Tax Uncertainties [Abstract]
Uniform corporate tax rate	16.00%
outside of Zone A [Member]
Income Tax Uncertainties [Abstract]
Uniform corporate tax rate	16.00%
Israeli resident corporation [Member]
Total distributable income arising from preferred enterprise	$ 4,700
Income Tax Uncertainties [Abstract]
Uniform corporate tax rate	0.00%
Israeli resident individual [Member]
Income Tax Uncertainties [Abstract]
Uniform corporate tax rate	20.00%
Non-Israeli resident [Member]
Income Tax Uncertainties [Abstract]
Uniform corporate tax rate	20.00%